Consolidated Balance Sheet (Parentheticals) - $ / shares $ / shares in Thousands	Dec. 31, 2018	Dec. 31, 2017
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	3,630,497	3,603,881
Common stock, shares outstanding (in shares)	3,244,332	3,217,716
Treasury stock, shares (in shares)	386,165	386,165